Business combination (Details)	Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Consideration paid	$ 1,340,903
Fair value of noncontrolling interest	966,862
Less: fair value of net assets of Shanghai Qishuo
Cash	36,369
Other current assets	98,830
Fixed assets	55,550
Intangibles – customer relationship	172,514
Other current liabilities	(64,101)
Total fair value of net assets	299,162
Goodwill as of acquisition date	$ 2,008,603